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                                                           [METLIFE LETTERHEAD]

FIRST METLIFE INVESTORS INSURANCE COMPANY
200 PARK AVENUE
NEW YORK, NY 10166

May 2, 2007

VIA EDGAR TRANSMISSION
______________________

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re: First MetLife Investors Insurance Company and
    First MetLife Investors Variable Annuity Account One
    File Nos. 333-125613/811-08306
    (Vintage XC and Vintage L)
    Rule 497(j) Certification
    ____________________________________________________

Commissioners:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of two Prospectuses, Statement of Additional Information ("SAI") and two Supplements to the (Vintage XC) Prospectus and one Supplement to the (Vintage L) Prospectus, each dated April 30, 2007 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectuses, SAI and Supplements to the Prospectuses dated April 30, 2007 contained in Post-Effective Amendment No. 2 for the Account filed electronically with the Commission on April 18, 2007.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards
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John M. Richards
Senior Counsel
Metropolitan Life Insurance Company